Concentrations of Risk	12 Months Ended
Jun. 30, 2026
Concentrations of Risk [Abstract]
CONCENTRATIONS OF RISK

NOTE 14 — CONCENTRATIONS OF RISK

Customers concentrations

No customer accounted for more than 10% of the Company’s revenue for the year ended June 30, 2026, 2025 and 2024.

Accounts receivables due from one major customer as of June 30, 2026 and 2025.

	June 30, 2026		June 30, 2025
Customers	Amount $	%	Amount $	%
A	130,942	43.6%	157,843	51.8%

Accounts receivable from the Company’s major customer accounted for 43.6% and 51.8% of total accounts receivable balances as of June 30, 2026 and 2025, respectively.

Suppliers concentrations

Major suppliers representing more than 10% of the Company’s costs of revenue.

	For the year ended
	June 30, 2026		June 30, 2025		June 30, 2024
Suppliers	Amount $	%	Amount $	%	Amount $	%
A	778,828	26.1	690,842	25.1	609,934	36.1
B	492,268	16.5	522,897	19.0	450,125	26.7
C (Related Party)	194,736	6.5	287,182	10.4	188,859	11.2
Total	1,465,832	49.1	1,500,921	54.5	1,248,918	74.0

Major suppliers of the Company’s accounts payables

	June 30, 2026		June 30, 2025
Suppliers	Amount $	%	Amount $	%
B	—	—%	21,550	56.7%
Total	—	—%	21,550	56.7%

Accounts payables from the Company’s major suppliers accounted for nil and 56.7% of total accounts payables balances as of June 30, 2026 and 2025, respectively.